FAIR VALUE ELECTIONS - Certain Structured and Non-Structured Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	$ 82,600	$ 67,000
Long-term debt
Certain non-structured liabilities
Aggregate unpaid principal balance in excess of (less than) fair value	(2,459)	(5,130)
Long-term debt | Carrying amount
Certain non-structured liabilities
Carrying amount reported on the Consolidated Balance Sheet	82,609	67,063
Short-term borrowings
Certain non-structured liabilities
Aggregate unpaid principal balance in excess of (less than) fair value	(644)	68
Short-term borrowings | Carrying amount
Certain non-structured liabilities
Carrying amount reported on the Consolidated Balance Sheet	7,358	4,683
Interest rate linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	38,900	34,500
Foreign exchange linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	0	1,200
Equity linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	36,100	27,300
Commodity linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	3,900	1,400
Credit linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	$ 3,700	$ 2,600